Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Other Current Liabilities

	As of December 31,	As of June 30,
	2021	2022

	$ in thousands
VAT Payables	71	70
Accruals for personnel related expenses	12,483	9,624
Other	1,177	1,189

Total	13,731	10,884